Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 9,484	$ 111	₨ 10,508
Total	₨ 9,484	$ 111	₨ 10,508